Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Compliance with International Financial Reporting Standards	Compliance with International Financial Reporting Standards
The ADCT Group consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). As of December 31, 2022, the financial statements are presented in thousand dollars (KUSD).
Prior to December 31, 2021, individual components of Non-operating (expense) income were reported separately within the consolidated statement of operations. Prior periods have been recast to conform to the current period presentation. See note 10, “Non-operating (expense) income” for further information.

Historical Cost Convention	Historical Cost ConventionThe consolidated financial statements have been prepared under the historical cost convention, except for the defined benefit pension liabilities, where plan assets are measured at fair value. The embedded derivative conversion feature associated with the first and second tranche of convertible loans was measured at fair value for the year ended December 31, 2021, December 31, 2020 and up until the loans were exchanged on August 15, 2022. See note 24, “Convertible loans” for further discussion. The warrant obligations associated with the senior secured term loan facility and Deerfield warrants entered into on August 15, 2022 were measured at fair value for the year ended December 31, 2022. See note 23, “Senior secured term loan facility and warrants” and note 25, “Deerfield warrants” for additional information.
Going concern basis	Going concern basis
ADCT is a commercial-stage company developing innovative therapeutics. The Group is exposed to all risks inherent in establishing and developing its business, including the substantial uncertainty that current projects will succeed. The Group's success may also depend on its ability to:

•establish and maintain a strong patent position and protection;
•develop, gain regulatory approval and commercialize drug products;
•enter into collaborations with partners in the pharmaceutical industry;
•acquire and retain key personnel; and
•acquire additional funding to support its operations.

Since its incorporation, the Group has primarily funded its growth through capital increases and additional funds provided by research collaborations, license agreements, the issuance of the Company’s common shares, the issuance of convertible loans, the issuance of term loans and proceeds from a royalty purchase agreement. During the 2020 fiscal year, the Company issued common shares through an initial public and follow-on offering (see 2(v) and 2(vi) within this note) and the issuance of convertible loans (see note 24, “Convertible loans”). During the 2021 fiscal year, the Group entered into a royalty purchase agreement (see note 27, “Deferred royalty obligation”). During the first quarter of 2022 and third quarter of 2022, the Company entered into exclusive license agreements with Mitsubishi Tanabe Pharma
Corporation ("MTPC") and Swedish Orphan Biovitrum AB ("Sobi"), respectively, for the development and commercialization of ZYNLONTA for all hematologic and solid tumor indications in Japan and all territories outside the U.S., greater China, Singapore and Japan, respectively. During the third quarter of 2022, the Company drew down USD 120.0 million principal amount of senior secured term loans, entered into an exchange agreement with Deerfield Partners, L.P., and Deerfield Private Design Fund IV, L.P. (collectively, “Deerfield”) and sold shares to Owl Rock Opportunistic Master Fund II, L.P. and OR Opportunistic DL (C), L.P. (the "Purchasers") under a share purchase agreement. See note 23, "Senior secured term loan facility and warrants", note 24, "Convertible loans" and note 28, "Share capital" for further information. The Group does not have recourse to bank loans. As a result, the Group is not exposed to liquidity risk through requests for early repayment of loans, other than, pursuant to the senior secured term loan facility, it must maintain a balance of at least USD 60 million in cash and cash equivalents plus any accounts payable that are greater than ninety days old at the end of each quarter.

As of December 31, 2022, the Group’s cash and cash equivalents amounted to USD 326.4 million (December 31, 2021: USD 466.5 million).
Management believes that the Group has sufficient resources to meet its financial obligations for at least the next 12 months from the date of issuance of these consolidated financial statements and, as a result, is presenting these consolidated financial statements of the Group on a going concern basis.

Consolidation	ConsolidationThe annual closing date of the individual financial statements is December 31. Subsidiaries are all entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are de-consolidated from the date that control ceases. All intercompany transactions have been eliminated.
Foreign currency translation	Foreign currency translation
Functional and presentation currency
Items included in the financial statements of each of the Group entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in US dollars (“USD” or “Dollars”), which is the Company’s functional and Group’s presentation currency.
Transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in consolidated statement of operation.
All foreign exchange gains and losses are presented in the consolidated statement of operation within “Exchange differences”.
Group companies
The results and financial position of all the Group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:
(i)assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;
(ii)income and expenses for each consolidated statement of operation are translated at monthly average exchange rates; and
(iii)all resulting exchange differences are recognized in other comprehensive loss, under “Cumulative translation adjustments”.

Cash and cash equivalents	Cash and cash equivalentsCash and cash equivalents includes cash on hand, deposits held at call with external financial institutions and other short-term highly liquid investments with original maturities to the Company of three months or less. They are both readily convertible to known amounts of cash and so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. Any bank overdrafts are not netted against cash and cash equivalents but are shown as part of current liabilities on the consolidated balance sheet.
Accounts receivable	Accounts receivableAccounts receivable arise from license agreements and product sales and consists of amounts due from customers, net of customer allowances for chargebacks, product returns and estimated credit losses. Upon the launch of ZYNLONTA, the Company’s contracts with customers had initial payment terms that ranged from 30 to 150 days. As the Company’s inventory is no longer held on consignment by the Company’s third-party logistics and distribution provider and as a result of receiving a permanent J-code for ZYNLONTA, the Company’s payment terms currently range from 30 to 90 days. As of December 31, 2022, Accounts receivable included the USD 50 million in license revenue for the approval of the Marketing Authorisation Application by the European Commission for ZYNLONTA in third-line DLBCL. When determining customer allowances for estimated credit losses, the Company analyzes accounts that are past due, the creditworthiness of its customers, current economic conditions and, when sufficient historical data becomes available, actual credit losses incurred by the Company. As of December 31, 2022, the Company did not record an allowance for expected credit losses as it was considered immaterial.
Inventory	InventoryPrior to receiving FDA approval of ZYNLONTA, the Company had written down inventory costs relating to the manufacture of ZYNLONTA to a net realizable value of zero. The Company believed that capitalization of inventory costs associated with certain products prior to regulatory approval of such products, or for inventory produced in new production facilities, was only appropriate when management considered it highly probable that pre-approval inventory costs would be recoverable through future sales of the drug product. The determination to capitalize was based on the particular facts and circumstances related to the expected regulatory approval of the product or production facility being considered and, accordingly, the time frame within which the determination was made varied from product to product. The impairment charges were recorded as Research and development (“R&D”) expenses in the Company’s consolidated statement of operation. Upon the receipt of FDA approval for ZYNLONTA during the year ended December 31, 2021, the Company reversed KUSD 8,100 of previously recorded impairment charges. The reversal of previously recorded impairment charges was based on a number of factors existing at that time, including the existence of inventory on hand and estimated demand, as well as expiration dating. The reversal of impairment charges was recorded as a gain to R&D expenses in the Company’s consolidated statement of operation. For the year ended December 31, 2022, the Company designated certain capitalized pre-approval ZYNLONTA inventory for R&D use and recorded a charge to R&D expenses, which was partially offset by a reversal of previously recorded impairment charges. The Company recorded an expense to R&D in the Company’s consolidated statement of operation for the year ended December 31, 2022 of KUSD 75.
Inventory of ZYNLONTA is stated at the lower of cost or net realizable value with costs determined on a first-in, first-out basis. The Company assesses the recoverability of capitalized inventory during each reporting period and will write down excess or obsolete inventory to its net realizable value in the period in which the impairment is identified within Cost of product sales in the consolidated statement of operation. See note 9, “Operating expenses” for further information. Included in inventory of ZYNLONTA are materials used in the production of preclinical and clinical products, which are charged to R&D expenses when consumed.
The Company will continue to assess the likelihood that inventory costs associated with its other drug product candidates are recoverable through future sales of such product candidates to determine if and when such costs should be capitalized as inventory or be expensed to R&D expenses. The assessment of whether or not the product is considered highly probable to be saleable will be made on a quarterly basis and includes, but is not limited to, how far a particular product or facility has progressed along the approval process, any known safety or efficacy concerns, potential labeling restrictions and other impediments. If it is determined that inventory costs associated with a product candidate are not highly probable to be recovered through future sales, the Company would record such costs to R&D expenses.
See note 14, “Inventory” for further information.

Property, plant and equipment	Property, plant and equipmentAll property, plant and equipment is stated at historical cost less accumulated depreciation. Historical cost includes expenditure that is directly attributable to the acquisition of the items.
Intangible assets	Intangible assets
Licenses
Licenses acquired are capitalized as intangible assets at historical cost. Licenses with definite-useful lives are amortized over their useful lives, which are determined on a basis of the expected pattern of consumption of the expected future economic benefits embodied in the licenses and which therefore commence only once the necessary regulatory and marketing approval has been received. Prior to regulatory and marketing approval, licenses are treated as indefinite-lived assets and not amortized. These licenses are tested annually for impairment in the last quarter of each fiscal year and more frequently if events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.
Prior to regulatory and marketing approval, impairment of indefinite-lived licenses is charged to R&D expenses. Subsequent to regulatory and marketing approval, amortization of licenses will be charged to Cost of product sales over the licenses’ estimated useful lives. The useful life of definite-lived intangible assets will depend upon the legal term of the individual patent in the country in which the patent is obtained. In determining the useful life, the Company utilizes the last-to-expire period of exclusivity (primary patent or regulatory approval) related to the primary marketed drug product. The Company may be able to obtain a patent term extension. However, the Company will only consider the inclusion of an extension period to the extent the Company believes it is highly probable of being granted. See note 17, “Intangible assets” for further information.
Internally generated intangible assets
Internal R&D costs are fully charged to R&D expenses in the period in which they are incurred. The Group considers that regulatory and other uncertainties inherent in the development of new products preclude the capitalization of internal development expenses as an intangible asset until marketing approval from a regulatory authority is obtained in a major market such as the United States, the European Union or China.
Payments made to third parties, such as contract R&D organizations in compensation for subcontracted R&D, that are deemed not to transfer intellectual property to ADCT are expensed as internal R&D expenses in the period in which they are incurred. Such payments are only capitalized if they meet the criteria for recognition of an internally generated intangible asset, usually when marketing approval has been achieved from a regulatory authority in a major market. These internally generated intangible assets are recorded as an indefinite-lived intangible asset until regulatory approval is achieved and/or commercial launch. At that point, the asset will become a definite-lived intangible asset and the Company will commence amortization of the asset based on a systematic and rational approach. See note 17, “Intangible assets” for further information.

Investments in joint ventures	Investments in joint venturesA joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control. An investment in a joint venture is accounted for using the equity method from the date on which the investee becomes a joint venture. Under the equity method, an investment in a joint venture is recognized initially in the consolidated balance sheet at cost and adjusted thereafter to recognize the Company’s share of the profit or loss, other comprehensive income or loss of the joint venture, distributions from the joint venture and other adjustments to the Company’s proportionate interest in the joint venture. The Company’s initial investment is recorded as an Interest in joint venture in the consolidated balance sheet. The Company’s proportionate share of net income or losses of equity investments is included within Share of results with joint venture in the consolidated statement of operation. The Company’s carrying value of its investment in a joint venture increases or decreases in relation to the Company’s proportionate share of comprehensive income or loss of the joint venture. When the Company’s share of losses of a joint venture exceeds the Company’s interest in that joint venture less the carrying value of the deferred gain described below, the Company ceases to recognize its share of further losses. Additional losses are recognized only to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the joint venture. In connection with the Company’s initial investment, the gain resulting from the transaction was only recognized to the extent of the unrelated investors’ equity interest in the joint venture, which resulted in a deferred gain for a portion of the Company’s initial investment. The Company will begin to recognize the deferred gain upon the commercialization of any or all the licensed intellectual property by the joint venture. The deferred gain will be recognized over the estimated commercialization period in which a licensed product is developed and approved using a systematic approach that approximates the pattern of consumption of the licensed intellectual property by the joint venture. Investments accounted for under the equity method are assessed for potential impairment on a regular basis based on qualitative factors. See note 18, “Interest in joint venture” for further information.
Impairment of non-financial assets	Impairment of non-financial assetsNon-financial assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. An impairment loss is recognized for the amount by which the asset's carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset's fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows, adjusted for the risks specific to each asset, are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the general risks affecting the pharmaceutical industry. For the purpose of impairment testing, assets are grouped together into the smallest group of assets that generate cash inflows from continuing use that are largely independent of the cash flows of other assets (“cash-generating units”). Impairment losses are recognized in the consolidated statement of operation. Prior impairments of non-financial assets are reviewed for possible reversal of the impairment at each reporting date.
Employee benefits	Employee benefits
Employee Benefit Programs
Group companies operate defined benefit and defined contribution pension schemes in accordance with the local conditions and practices in the countries in which they operate. The defined benefit schemes are generally funded through payments to insurance companies or trustee-administered funds, determined by periodic actuarial calculations. A defined contribution plan is a pension plan under which the Group pays fixed contributions into a separate entity (a fund) and has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods. A defined benefit plan is a pension plan that is not a defined contribution plan. Typically, defined benefit plans define an amount of pension benefit that an employee will receive on retirement, usually dependent on one or more factors such as age, years of service and compensation. However, as is the case with many Swiss pension plans, although the amount of ultimate pension benefit is not defined, certain legal obligations of the plan nevertheless create constructive obligations on the employer to pay further contributions to fund an eventual deficit. This results in the plan being accounted for as a defined benefit plan.
The liability recognized in the balance sheet in respect of defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity that approximate the terms of the related pension obligation.
The current service cost of the defined benefit plan, recognized in the consolidated statement of operation in employee benefit expenses, except where included in the cost of an asset, reflects the increase in the defined benefit obligation resulting from employee service in the current year.
Past service costs, resulting from a plan amendment or curtailment, are recognized immediately in the consolidated statement of operation.
The net interest cost is calculated by applying the discount rate to the net balance of the present value of the defined benefit obligation and the fair value of plan assets. This cost is included in employee benefit expenses in the consolidated statement of operation.
Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity within the consolidated statement of other comprehensive loss in the period in which they arise.
For defined contribution plans, the company pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. Once the contributions have been paid, the company has no further payment obligations. The contributions are recognized as employee benefit expenses in the consolidated statement of operation. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available.
See note 22, “Pension obligations” for further information.
Share-based compensation expense
The fair value of shares or options granted, respectively, under share purchase or share option plans is recognized as an employee share-based compensation expense with a corresponding increase in equity. The total amount to be expensed is determined by reference to the fair value of the shares or options granted:
–including any market and other performance conditions;
–excluding the impact of any service and non-market performance vesting conditions; and
–including the impact of any non-vesting conditions.
The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. At the end of each period, the entity revises its estimate of the number of options that are expected to vest based on the non-market vesting and service conditions. It recognizes the impact of the revision to original estimate, if any, within the consolidated statement of operation, with a corresponding adjustment to equity.

The proceeds received upon the exercise of options are net of any directly attributable transaction costs and are credited directly to equity.
See note 26, “Share-based compensation expense” for further information.

Employee Benefits - 2022 Employee Stock Purchase Plan

In June 2022, the Company adopted the 2022 Employee Stock Purchase Plan (“2022 ESPP”), which was approved by shareholders at the Company’s 2022 Annual General Meeting. The Company will account for the 2022 ESPP similar to the Company’s other share plans. The 2022 ESPP allows eligible employees to purchase designated shares of the Company's common shares at a discount, over a series of offering periods through accumulated payroll deductions. The Company will offer the ESPP to employees twice a year with each having a six-month offering period. The first offering period will generally be from January 1st through June 30th and the second offering period will be from July 1st through December 31st. The grant date is the first day of each offering period.

The fair value of purchase rights granted under the 2022 ESPP is recognized as an employee share-based compensation expense with a corresponding increase in other reserves. The total amount to be expensed is determined by reference to the fair value of the purchase rights granted.
The total expense is recognized over the offering period, which is the period over which all of the specified vesting conditions are to be satisfied. Participants that voluntarily withdrawal from the plan are accounted for as a cancellation and total share-based compensation recorded in the period in which the participant withdrawals. Terminations are accounted for as forfeitures and any share-based compensation expense reversed in the period the participant terminates. Accumulated payroll deductions are recorded within Accrued expenses in other current liabilities until the shares are purchased by the participant at the end of the offering period.

See note 26, “Share-based compensation” for further information.

Share capital and share premium	Share capital and share premium
Share capital
The Company has issued one class of common shares, which is classified as equity (see note 28, “Share capital”).
Share premium
Amounts of contribution in excess of par value are accounted for as share premium. Share premium also arises from additional capital contributions from shareholders. Incremental costs directly attributable to equity transactions such as the issue of new capital shares are shown in equity as a deduction, net of tax, from the proceeds within share premium. Transaction costs that relate to equity and non-equity transactions are allocated to those transactions using a basis of allocation that is rational and a consistent methodology with previous transactions.

Treasury shares	Treasury sharesTreasury shares are recognized at acquisition cost and deducted from shareholders’ equity at the time of acquisition, until they are cancelled. Where such shares are subsequently sold, any consideration received is included in shareholders’ equity.
Leases	Leases
This policy concerns instances where a Group company is the lessee.
Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the group. Each lease payment is allocated between the liability and the finance cost. The finance cost is charged to the consolidated statement of operation over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis.
The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be determined, the lessee’s incremental borrowing rate is used, being the rate that the lessee would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions.
Right-of-use assets are measured at cost comprising the following:
–the amount of the initial measurement of lease liability;
–any lease payments made at or before the commencement date less any lease incentives received;
–any initial direct costs; and
–restoration costs.
The lease term is considered to be the non-cancellable period of a lease, together with both:
–periods covered by an option to extend the lease if the Company is reasonably certain to exercise that option; and
–periods covered by an option to terminate the lease if the Company is reasonably certain not to exercise that option.
Assumptions as to whether the Company is reasonably likely to exercise any extension or termination options have been individually assessed based on the Company’s plans.
The policy of recognizing right-of-use assets and lease liabilities is not applied to short-term (under 12 months) or low value leases.
For deferred tax purposes, the Group considers the net effect of temporary differences arising from the right-of-use asset and the lease liabilities.

See note 16, “Leases” for further information.

Deferred royalty obligations	Deferred royalty obligationOn August 25, 2021, the Company entered into a royalty purchase agreement with certain entities managed by HealthCare Royalty Management, LLC (HCR). The Company evaluated the terms of the royalty purchase agreement and concluded that the features of the investment amount are similar to those of a debt instrument. Accordingly, the Company accounted for the initial cash received as debt, less transaction costs, and will subsequently account for the value of the debt at amortized cost. The amounts received by the Company will be accreted to the total estimated amount of the royalty payments necessary to extinguish the Company’s obligation under the agreement, which will be recorded as interest expense. The carrying value of the debt will decrease for royalty payments made to HCR based on actual net sales and licensing revenue. The Company must periodically assess the expected payments to HCR based on its underlying revenue projections and to the extent the amount or timing of such payments is materially different than its initial estimates will record a cumulative catch-up adjustment to the deferred royalty obligation. The adjustment to the carrying amount is recognized in earnings as an adjustment to Financial income (expense) in the period in which the change in estimate occurred. See note 27, “Deferred royalty obligation” for further information.
Convertible loans	Convertible loans
The Company entered into a USD 115.0 million Facility Agreement (the “Facility Agreement”) on April 24, 2020, pursuant to which Deerfield agreed to extend senior secured convertible term loans to the Company in two separate disbursements:
(i) an initial disbursement of convertible loans in the amount of USD 65.0 million upon the completion of the IPO, and satisfaction of certain other conditions (the “first tranche”) and
(ii) a subsequent disbursement of convertible loans in the amount of USD 50.0 million upon the receipt of regulatory approval for ZYNLONTA, and satisfaction of certain other conditions (the “second tranche”).
On August 15, 2022, pursuant to an exchange agreement with Deerfield, Deerfield exchanged USD 115.0 million aggregate principal amount of the Company’s senior secured convertible loans for warrants to purchase an aggregate of 4,412,840 common shares, an aggregate of 2,390,297 common shares and cash equal to USD 117.3 million.
Accounting for the first and second tranches
On May 19, 2020, the Company received the first tranche of convertible loans in the amount of USD 65.0 million upon completion of the IPO. Prior to the exchange, these convertible loans were recognized as a hybrid financial instrument and accounted for as two separate components: (i) a loan and (ii) an embedded conversion option derivative.
(i) The embedded conversion option derivative was initially measured at fair value and was subsequently remeasured to fair value at each reporting date up until the exchange occurred. Under IAS 32, this derivative could have been classified as a component of equity only if in all cases the contract would be settled by the Company delivering a fixed number of its own equity instruments in exchange for a fixed amount of cash or debt redemption. However, the agreement foresees, in the event of a major transaction, the payment of “make-whole” amounts that would have to be computed in the light of the circumstances and are therefore not fixed. As a result, the derivative was presented in the balance sheet as a liability and classified as non-equity in accordance with IFRS 9 and IAS 32. Prior to the exchange, changes in the fair value (gains or losses) of the derivative at the end of each period were recorded in the consolidated statement of operation.
(ii) The convertible loan’s initial fair value was the residual amount of the consideration received, net of attributable costs, after separating out the fair value of the embedded conversion option derivative. The loan was subsequently measured at its amortized cost in accordance with IFRS 9. Prior to the exchange, it was presented as a financial liability in the consolidated balance sheet.
On May 17, 2021, the Company drew down the second tranche of convertible loans in the amount of USD 50.0 million upon the receipt of FDA approval of ZYNLONTA. Prior to the exchange, these convertible loans were recognized as a hybrid financial instrument and accounted for as two separate components: (i) a loan and (ii) an embedded conversion option derivative. The Company accounted for the two separate components similar to the first tranche of convertible loans. Prior to the drawdown of the second tranche, the Company accounted for the second tranche as a derivative.
Expenses and fees payable upon the issuance of the first and second tranches of convertible loans were allocated pro rata to the above two components. The share of expenses allocated to the embedded conversion option derivative was charged directly to the consolidated statement of operation, while the share of expenses allocated to the residual convertible loan was deducted from the loan.

See note 24, “Convertible loans” for further information.
3.16.Senior secured term loan facility
The Company, ADCT UK and ADCT America entered into a USD 175.0 million Loan Agreement on August 15, 2022, pursuant to which the counterparty agreed to extend secured term loans to the Company in disbursements as follows: (i) a First Tranche and (ii) Future Tranches. See note 23, “Senior secured term loan facility and warrants.”

Accounting for the First Tranche

On August 15, 2022, the Company drew down the First Tranche of the senior secured term loans in the amount of USD 120.0 million and issued to the lenders under the Loan Agreement warrants to purchase an aggregate of 527,295 common shares, which warrants have an exercise price of USD 8.30 per share. These senior secured term loans have been recognized as a hybrid financial instrument and accounted for as two separate components: (i) a warrant obligation and (ii) a loan.

(i) The warrant obligation is presented in the consolidated balance sheet as a liability given the warrants may be settled through a cash or cashless exercise by the warrant holder. The liability was initially measured at fair value using a Black-Scholes pricing model and is subsequently remeasured to fair value at each reporting date. Changes in the fair value (gains or losses) of the warrant obligation at the end of each period are recorded in the consolidated statement of operations.

(ii) The senior secured term loan’s initial fair value is the residual amount of the consideration received, net of attributable costs, after separating out the fair value of the warrant obligation. The loan is subsequently measured at its amortized cost using an effective interest rate ("EIR") in accordance with IFRS 9. Given the interest rate in the senior secured term loans is variable and dependent upon market factors, the Company will update the EIR at the end of each reporting period for changes in the rate. The revised EIR will be used prospectively with no income or expense recorded in the period of interest rate change. The loan is presented as a financial liability in the consolidated balance sheet. The net present value of those cash outflows occurring within 12 months of the balance sheet date discounted at the same rate is presented as a short-term liability in the consolidated balance sheet. The remainder of the amount is presented as a long-term liability.

Expenses and fees payable upon the issuance of the First Tranche of senior secured term loans were allocated pro rata to the above two components. The share of expenses allocated to the warrant obligation were charged directly to the consolidated statement of operations, while the share of expenses allocated to the residual senior secured term loans was deducted from the loan and included in the calculation of the EIR.

Accounting for the Future Tranches

The Company has no obligation to draw down the Future Tranches of the senior secured term loans. Therefore, the Company will account for the Future Tranches when drawn upon as a liability and subsequently measure the liability at amortized cost in accordance with IFRS 9. Transaction costs associated with the Future Tranches will be deducted from the loan.

See note 23, “Senior secured term loan facility and warrants” for further information.
3.17. Deerfield warrants
Pursuant to the exchange agreement with Deerfield entered into on August 15, 2022, the Company issued warrants to purchase an aggregate of 4,412,840 common shares. The agreement consists of warrants to purchase an aggregate of 2,631,578 common shares at an exercise price of USD 24.70 per share and warrants to purchase an aggregate of 1,781,262 common shares at an exercise price of USD 28.07 per share.

These warrants have been recognized as a warrant obligation and presented in the consolidated balance sheet as a liability given the warrants may be settled through a cash or cashless exercise by the warrant holder. The liability was initially measured at fair value and was determined to approximate the fair value of the existing embedded conversion option features immediately prior to the consummation of the Exchange Agreement. The liability is subsequently remeasured to fair value at each reporting date. Changes in the fair value (gains or losses) of the warrant obligation at the end of each period are recorded in the consolidated statement of operations.
See note 25, “Deerfield warrants.”
Revenue recognition	Revenue recognition
Revenue from the sale of products is recognized in a manner that depicts the transfer of those promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for these goods or services. To achieve this core principle, the Company follows a five-step model: (i) identify the customer contract; (ii) identify the contract’s performance obligation; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations; and (v) recognize revenue when, or as, a performance obligation is satisfied.

Product revenue

The Company generates revenue from sales of ZYNLONTA in the U.S. for the treatment of relapsed or refractory DLBCL, which was approved by the FDA on April 23, 2021 and launched shortly thereafter.

Revenue is recognized when control is transferred to the customer at the net selling price, which includes reductions for gross-to-net (“GTN”) sales adjustments such as government rebates, chargebacks, distributor service fees, other rebates and administrative fees, sales returns and allowances and sales discounts.

GTN sales adjustments involve significant estimates and judgment after considering factors including legal interpretations of applicable laws and regulations, historical experience and drug product analogs in the absence of Company experience, payer channel mix, current contract prices under applicable programs, unbilled claims and processing time lags and inventory levels in the distribution channel. The Company also uses information from external sources to identify prescription trends, patient demand, average selling prices, discarded volumes and sales return and allowance data for the Company and analog drug products. The Company’s estimates are subject to inherent limitations of estimates that rely on third-party information, as certain third-party information was itself in the form of estimates, and reflect other limitations including lags between the date as of which third-party information is generated and the date on which the Company receives third-party information. Estimates will be assessed each period and adjusted as required to revise information or actual experience.

License arrangements

The Company recognizes revenues from license fees for intellectual property (IP) either at a point in time or over time. The Company must make an assessment as to whether such a license represents a right-to-use the IP (at a point in time) or a right to access the IP (over time). The Company recognizes revenue for a right-to-use license immediately if the licensee can begin to use and benefit from the IP upon commencement of the license term and the Company has no further obligations in the context of the IP. A license is considered a right to access the IP when the Company undertakes activities during the license term that may significantly affect the IP, which directly exposes the customer to any positive or negative effects arising from such activities. These activities do not result in the immediate transfer of a good or service to the customer. As such, revenues from the right to access the IP are recognized over time.

The Company may enter into agreements with multiple performance obligations. Performance obligations are identified and separated when the other party can benefit from the license on its own or together with other resources that are readily available, and the license is separately identifiable from other goods or services in the contract.

Transaction prices for out-license arrangements may include fixed up-front amounts as well as variable consideration such as contingent development and regulatory milestones, sales-based milestones and royalties. The most likely amount method is used to estimate contingent development and regulatory milestones because the ultimate outcomes are binary in nature. Variable consideration is included in the transaction price only to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue will not occur when the uncertainty associated with the variable consideration is subsequently resolved. To the extent arrangements include multiple performance obligations that are separable, the transaction price assigned to each distinct performance obligation is reflective of the relative stand-alone selling price when sold separately or estimated stand-alone selling price on the basis of comparable transactions with other customers when such goods or services are not sold separately. The residual approach is the method used to estimate a stand-alone selling price when the selling price for a good or service is highly variable or uncertain.

In determining the transaction prices, sales milestones and royalties attributable to licenses are excluded from the variable consideration guidance and recognized at the later of when the subsequent sales transaction occurs, or the satisfaction or partial satisfaction of the performance obligation to which some or all of the royalty has been allocated.

Cost of product sales	Cost of product salesCost of product sales primarily includes direct and indirect costs relating to the manufacture of ZYNLONTA from third-party providers of manufacturing, distribution and logistics, intangible asset amortization expense, and royalties to a collaboration partner based on net product sales of ZYNLONTA. Inventory amounts written down as a result of excess or obsolescence are charged to Cost of product sales.
Research and development (R&D) expenses	R&D expensesResearch expenditure is recognized in expense in the year in which it is incurred. Internal development expenses are capitalized only if it meets the recognition criteria of IAS 38 “Intangible Assets”. Where regulatory and other uncertainties are such that the criteria are not met, which is almost invariably the case prior to approval of the drug by the relevant regulatory authority, the expenditure is recognized in the consolidated statement of operation. When certain criteria are met, the Company capitalizes the internal development expenses as internally generated intangible assets and amortizes the asset over its estimated useful life based on a systematic and rational approach.
Selling and marketing ("S&M") expenses	Selling and marketing (“S&M”) expensesS&M expense is expensed when incurred and include employee expenses (including share-based compensation expense) for commercial employees, external costs related to commercialization (including professional fees, communication costs and IT costs, travel expenses and depreciation of property, plant and equipment). To date, facility expense and depreciation of right-of-use assets have not been material.
General and administrative ("G&A") expenses	General and administrative (“G&A”) expensesG&A expense is expensed when incurred and include employee expenses (including share-based compensation expense) for G&A employees, external costs (including in particular professional fees, communications costs and IT costs, facility expenses and travel expenses), G&A costs charged by related parties (including telecommunications costs), depreciation of property, plant and equipment, depreciation of right-of-use assets and amortization of intangible assets.
Current, deferred income tax and tax credit	Current, deferred income tax and tax credit
The tax expense for the period comprises current and deferred tax. Tax is recognized in the consolidated statement of operation, except to the extent that it relates to items recognized in other comprehensive loss or directly in equity; in this case the related tax is recognized in other comprehensive loss or directly in equity, respectively.
The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Company and its subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.
Taxes on income are accrued in the same periods as the revenues and expenses to which they relate. Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities.
Deferred income tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. The deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.
Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences or the unused tax losses can be utilized.
Deferred income tax assets from tax credit carryforwards are recognized to the extent that the national tax authority confirms the eligibility of such a claim and that the realization of the related tax benefit through future taxable profits is probable.
Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.
See note 11, “Income tax expense” and note 20, “Deferred income taxes and tax credits” for additional information.

Loss per share	Loss per shareBasic loss per share is calculated by dividing the net loss attributable to shareholders by the weighted average number of common shares in issue during the year, excluding common shares owned by the Company and held as treasury shares. See note 32, “Loss per share.”Diluted loss per share adjusts the shares used in the determination of basic loss per share to take into account the after-tax effect of interest and other financing costs associated with potentially dilutive common shares, if applicable, and the weighted average number of ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares (share option plans, 2022 ESPP, outstanding warrants and convertible loans). See note 26, “Share-based compensation expense”, note 23, “Senior secured term loan facility and warrants”, note 24, “Convertible loans” and note 25, “Deerfield warrants”, respectively, for additional information.
Segment reporting	Segment reportingThe Company is managed and operated as one business. A single management team that reports to the chief executive officer comprehensively manages the entire business. Accordingly, the Company views its business and manages its operations as one operating segment.
New, amended, and recently adopted IFRS standards	There are no new IFRS standards, amendments to standards or interpretations that are mandatory for the financial year beginning on January 1, 2022, that are relevant to the Group. New standards, amendments to standards and interpretations that are not yet effective, which have been deemed by the Group as currently not relevant, and hence are not listed here.